Share-Based Compensation - Outstanding and Exercisable Options, by Exercise Price Ranges (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Option Shares, Outstanding Options (in shares)	4,893,791
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 8.03
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	7 years 9 months 18 days
Number of Option Shares, Exercisable Options (in shares)	1,837,468
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 6.67
Aggregate Intrinsic Value, Outstanding Options	$ 175,496
$2.57 - $2.73
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 2.57
Weighted average exercise price, upper range limit (in dollars per share)	$ 2.73
Number of Option Shares, Outstanding Options (in shares)	144,654
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 2.67
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	3 years 6 months
Number of Option Shares, Exercisable Options (in shares)	97,882
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 2.71
$4.95 - $4.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 4.95
Weighted average exercise price, upper range limit (in dollars per share)	$ 4.95
Number of Option Shares, Outstanding Options (in shares)	2,004,743
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 4.95
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	7 years 3 months 18 days
Number of Option Shares, Exercisable Options (in shares)	1,115,420
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 4.95
$6.26 - $9.45
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 6.26
Weighted average exercise price, upper range limit (in dollars per share)	$ 9.45
Number of Option Shares, Outstanding Options (in shares)	966,088
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 8.17
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	8 years 4 months 24 days
Number of Option Shares, Exercisable Options (in shares)	340,997
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 8.58
$9.46 - $11.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 9.46
Weighted average exercise price, upper range limit (in dollars per share)	$ 11.95
Number of Option Shares, Outstanding Options (in shares)	877,328
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 10.74
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	9 years
Number of Option Shares, Exercisable Options (in shares)	34,833
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 10.04
$12.10 - $15.46
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 12.10
Weighted average exercise price, upper range limit (in dollars per share)	$ 15.46
Number of Option Shares, Outstanding Options (in shares)	816,449
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 12.47
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	7 years 10 months 24 days
Number of Option Shares, Exercisable Options (in shares)	227,201
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 12.42
$15.58 - $18.47
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 15.58
Weighted average exercise price, upper range limit (in dollars per share)	$ 18.47
Number of Option Shares, Outstanding Options (in shares)	84,529
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 17.26
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	8 years 6 months
Number of Option Shares, Exercisable Options (in shares)	21,135
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 17.26